CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to Ivy Global Equity Income Fund, a series of the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 151 (“Amendment No. 151”) to its Registration Statement on Form N-1A, filed on November 22, 2017, and (b) the text of Amendment No. 151 was filed electronically.

IVY FUNDS

Dated: November 29, 2017	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary